INVESTMENT SECURITIES (Schedule of Amortized Cost and Fair Values of Investments) (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Jun. 30, 2017
AVAILABLE FOR SALE
Amortized Cost		$ 128,824	$ 108,380
Gross Unrealized Gains		215	156
Gross Unrealized Losses		(228)	(87)
Fair Value		128,811	108,449
HELD TO MATURITY
Amortized Cost		6,181	8,678
Gross Unrealized Gains		13	138
Gross Unrealized Losses		(69)	(1)
Total		6,125	8,815
U.S. Government Agency Securities [Member]
HELD TO MATURITY
Amortized Cost		625	625
Gross Unrealized Gains			6
Gross Unrealized Losses		(1)
Total		624	631
Corporate Debt Securities [Member]
AVAILABLE FOR SALE
Amortized Cost		104,316	92,576
Gross Unrealized Gains		204	144
Gross Unrealized Losses		(181)	(84)
Fair Value		104,339	92,636
HELD TO MATURITY
Amortized Cost		1,061	2,698
Gross Unrealized Gains		13	91
Gross Unrealized Losses
Total		1,074	2,789
Foreign Debt Securities [Member]
AVAILABLE FOR SALE
Amortized Cost	[1]	22,878	14,474
Gross Unrealized Gains	[1]	11	12
Gross Unrealized Losses	[1]	(38)
Fair Value	[1]	22,851	14,486
Obligations of States and Political Subdivisions [Member]
AVAILABLE FOR SALE
Amortized Cost		1,630	1,330
Gross Unrealized Gains
Gross Unrealized Losses		(9)	(3)
Fair Value		1,621	1,327
HELD TO MATURITY
Amortized Cost		4,495	5,355
Gross Unrealized Gains			41
Gross Unrealized Losses		(68)	(1)
Total		$ 4,427	$ 5,395

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.